Nature of Operations and Going Concern (Details Narrative) - CAD ($)	Aug. 31, 2019	Aug. 31, 2018
Nature Of Operations And Going Concern
Working capital deficiency	$ 9,095,970	$ 12,010,685
Retained earnings	$ 132,462,683	$ 103,263,959